Geographic Information	12 Months Ended
Dec. 31, 2014
Geographic Information
19. Geographic Information

Geographic information for revenue for the years ended December 31, 2014 and 2013 was as follows:

	Year Ended December 31, 2014
Revenue:	United States	Europe		Mexico		Total
Rental income	$4,619,188		$—		$—	$4,619,188
Finance income	$114,963		$77,475		$—	$192,438
Interest income	$1,923,811		$—		$485,472	$2,409,283
Investment income from equity method investment	$12,701		$—		$—	$12,701
Gain on sale of assets	$160,000		$—		$—	$160,000
Other income	$6,300	$		$		$6,300

	Year Ended December 31, 2013
Revenue:	United States	Europe	Mexico	Total
Rental income	$127,501	$—	$—	$127,501
Interest income	$170,263	$—	$—	$170,263
Other income	$1,000	$—	$—	$1,000

Geographic information for long-lived assets at December 31, 2014 and 2013 was as follows:

	December 31, 2014
Long-lived assets:	United States	Europe	Mexico	Total
Investment in finance leases, net	$1,268,085	$224,693	$—	$1,492,778
Investments in equipment subject to operating leases, net	$14,265,326	$—	$—	$14,265,326
Equipment notes receivable, including accrued interest	$1,358,372	$—	$2,983,347	$4,341,220
Equipment loans receivable, including accrued interest	$11,429,927	$—	$—	$11,429,927
Collateralized loan receivable, including accrued interest	$—	$—	$—	$—

	December 31, 2013
Long-lived assets:	United States	Europe	Mexico	Total
Investment in finance leases, net	$—	$—	$—	$—
Investments in equipment subject to operating leases, net	$11,165,590	$—	$—	$11,165,590
Equipment notes receivable, including accrued interest	$402,088	$—	$2,290,812	$2,692,900
Equipment loans receivable, including accrued interest	$6,550,448	$—	$—	$6,550,448
Collateralized loan receivable, including accrued interest	$324,519	$—	$—	$324,519

SQN AIF IV, GP LLC [Member]
Geographic Information

19. Geographic Information

Geographic information for revenue for the years ended December 31, 2014 and 2013 was as follows:

	Year Ended December 31, 2014
	United States	Europe		Mexico		Total
Revenue:
Rental income	$4,619,188		$—		$—	$4,619,188
Finance income	$114,963		$77,475		$—	$192,438
Interest income	$1,931,753		$—		$485,472	$2,417,225
Investment income from equity method investment	$12,701		$—		$—	$12,701
Gain on sale of assets	$160,000		$—		$—	$160,000
Other income	$6,300	$		$		$6,300

	Year Ended December 31, 2013
	United States	Europe	Mexico	Total
Revenue:
Rental income	$127,501	$—	$—	$127,501
Interest income	$172,274	$—	$—	$172,274
Other income	$1,000	$—	$—	$1,000

Geographic information for long-lived assets at December 31, 2014 and 2013 was as follows:

	December 31, 2014
	United States	Europe	Mexico	Total
Long-lived assets:
Investment in finance leases, net	$1,268,085	$224,693	$—	$1,492,778
Investments in equipment subject to operating leases, net	$14,265,326	$—	$—	$14,265,326
Equipment notes receivable, including accrued interest	$1,358,372	$—	$2,983,347	$4,341,220
Equipment loans receivable, including accrued interest	$11,429,927	$—	$—	$11,429,927

	December 31, 2013
	United States	Europe	Mexico	Total
Long-lived assets:
Investments in equipment subject to operating leases, net	$11,165,590	$—	$—	$11,165,590
Equipment notes receivable, including accrued interest	$402,088	$—	$2,290,812	$2,692,900
Equipment loans receivable, including accrued interest	$6,550,448	$—	$—	$6,550,448
Collateralized loan receivable, including accrued interest	$324,519	$—	$—	$324,519